Income Tax (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax

For the nine months ended December 31, 2018 and 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2018	December 31, 2017
Tax jurisdictions from:
- Local	$(25,334)	$(11,908)
- Foreign, representing:
Seychelles	$213,305	$-
Hong Kong	$(15,061)	$(1,921)
Malaysia	$(328,659)	$(149,322)
Australia	$(29,086)	$(2,504)
Loss before income tax	$(184,835)	(165,655)

For the year ended March 31, 2018 and 2017, the local (United States) and foreign components of loss before income tax were comprised of the following:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Tax jurisdictions from:
- Local	$(53,658)	$(78,821)
- Foreign, representing:
Seychelles	$(5,743)	$(3,100)
Hong Kong	(4,598)	(1,539)
Malaysia	(302,173)	(160,888)
Australia	$(5,440)	$-
Loss before income tax	$(371,612)	(244,348)

Schedule of Income Tax Expense

The provision for income taxes consisted of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2018	December 31, 2017
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended December 31, 2018 and 2017:

	Period ended December 31, 2018	Period ended December 31, 2017
Deferred tax assets:
Net operating profit/(loss) carry forwards
-United States of America	$(5,320)	$(4,168)
-Hong Kong	$(3,498)	$(1,013)
-Malaysia	$(160,013)	$(83,351)
-Australia	$(4,843)	$(1,496)
	$(173,674)	$(90,028)
Less: valuation allowance	$173,674	$90,028
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended March 31, 2018 and 2017:

	Year Ended March 31, 2018	Year Ended March 31, 2017
Deferred tax assets:
Net operating loss carry forward
-United States of America	$(11,268)	$(27,587)
-Hong Kong	(1,013)	(254)
-Malaysia	(83,351)	(28,960)
-Australia	(1,496)	-
	$(97,128)	$(56,801)
Less: valuation allowance	97,128	56,801
Deferred tax assets	$-	$-